                     SUPPLEMENT DATED FEBRUARY 22, 2010 TO

                       PROSPECTUS DATED MAY 1, 2009 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

On November 18, 2009, the Board of Trustees (the "Board") of the JPMorgan Insurance Trust (the "Trust") voted to liquidate and dissolve the JPMorgan Insurance Trust Balanced Portfolio (the "Portfolio"). The Board concluded that liquidation of the Portfolio was in the best interest of its shareholders because of a significant decrease in the Portfolio's assets over the last several years and limited new distribution opportunities.

IN ACCORDANCE WITH THE BOARD'S DECISION TO TERMINATE OPERATIONS, THE PORTFOLIO WILL BE LIQUIDATED EFFECTIVE AT THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (THE "NYSE") ON APRIL 23, 2010. ASSETS HELD BY THE SEPARATE ACCOUNT WHICH ARE INVESTED IN THE PORTFOLIO WILL BE TRANSFERRED AT THE CLOSE OF TRADING ON THE NYSE ON APRIL 23, 2010 TO THE DREYFUS VARIABLE INVESTMENT FUND --MONEY MARKET PORTFOLIO.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Portfolio during the period from February 22, 2010 to April 23, 2010 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

                                                                         ADVISER (AND SUB-ADVISER(S),
                 SUBACCOUNT INVESTING IN        INVESTMENT OBJECTIVE            AS APPLICABLE)
                 -----------------------------------------------------------------------------------------
AIM VARIABLE     AIM V.I. CAPITAL APPRECIATION  Growth of capital.    Invesco Aim Advisors, Inc.
INSURANCE FUNDS  FUND -- SERIES I SHARES                              (subadvised by Invesco Trimark
                                                                      Ltd.; Invesco Global Asset
                                                                      Management (N.A.), Inc.; Invesco
                                                                      Institutional (N.A.), Inc.; Invesco
                                                                      Senior Secured Management, Inc.;
                                                                      Invesco Hong Kong Limited;
                                                                      Invesco Asset Management Limited;
                                                                      Invesco Asset Management (Japan)
                                                                      Limited; Invesco Asset Management
                                                                      Deutschland, GmbH; and Invesco
                                                                      Australia Limited)
                 -----------------------------------------------------------------------------------------

18891CBNY SUPPC 02/22/10


                         SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE
                         ---------------------------------------------------------------------------
                         AIM V.I. GLOBAL REAL ESTATE FUND   High total return through growth of
                         -- SERIES II SHARES                capital and current income.











                         ---------------------------------------------------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND     Long-term growth of capital.
                         -- SERIES I SHARES










                         ---------------------------------------------------------------------------
ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN BALANCED         Seeks to maximize total return
VARIABLE PRODUCTS        WEALTH STRATEGY PORTFOLIO --       consistent with the adviser's
SERIES FUND, INC.        CLASS B                            determination of reasonable risk.
                         ---------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN GROWTH AND       Long-term growth of capital.
                         INCOME PORTFOLIO -- CLASS B
                         ---------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN LARGE CAP        Long-term growth of capital.
                         GROWTH PORTFOLIO -- CLASS B
                         ---------------------------------------------------------------------------
AMERICAN CENTURY         VP INCOME & GROWTH FUND --         Seeks capital growth. Income is a
VARIABLE PORTFOLIOS,     CLASS I                            secondary objective.
INC.                     ---------------------------------------------------------------------------
                         VP INTERNATIONAL FUND -- CLASS I   Seeks capital growth.

                         ---------------------------------------------------------------------------
                         VP ULTRA(R) FUND -- CLASS I        Seeks long-term capital growth.

                         ---------------------------------------------------------------------------
                         VP VALUE FUND -- CLASS I           Seeks long-term capital growth.
                                                            Income is a secondary objective.
                         ---------------------------------------------------------------------------
AMERICAN CENTURY         VP INFLATION PROTECTION FUND --    Pursues long-term total return using a
VARIABLE PORTFOLIOS II,  CLASS II                           strategy that seeks to protect against
INC.                                                        U.S. inflation.
                         ---------------------------------------------------------------------------
DREYFUS                  DREYFUS INVESTMENT PORTFOLIOS      Seeks investment returns that are
                         MIDCAP STOCK PORTFOLIO -- INITIAL  greater than the total return
                         SHARES                             performance of publicly traded
                                                            common stocks of medium-size
                                                            domestic companies in the aggregate,
                                                            as represented by the Standard &
                                                            Poor's MidCap 400(R) Index.
                         ---------------------------------------------------------------------------

                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
High total return through growth of     Invesco Aim Advisors, Inc.
capital and current income.             (subadvised by Invesco Trimark
                                        Ltd.; Invesco Institutional (N.A.),
                                        Inc.; Invesco Global Asset
                                        Management (N.A.), Inc.; Invesco
                                        Institutional (N.A.), Inc.; Invesco
                                        Senior Secured Management, Inc.;
                                        Invesco Hong Kong Limited;
                                        Invesco Asset Management Limited;
                                        Invesco Asset Management (Japan)
                                        Limited; Invesco Asset Management
                                        Deutschland, GmbH; and Invesco
                                        Australia Limited)
----------------------------------------------------------------------------
Long-term growth of capital.            Invesco Aim Advisors, Inc.
      (subadvised by Invesco Trimark
                                        Ltd.; Invesco Global Asset
                                        Management (N.A.), Inc.; Invesco
                                        Institutional (N.A.), Inc.; Invesco
                                        Senior Secured Management, Inc.;
                                        Invesco Hong Kong Limited;
                                        Invesco Asset Management Limited;
                                        Invesco Asset Management (Japan)
                                        Limited; Invesco Asset Management
                                        Deutschland, GmbH; and Invesco
                                        Australia Limited)
----------------------------------------------------------------------------
Seeks to maximize total return          AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
----------------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

----------------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

----------------------------------------------------------------------------
Seeks capital growth. Income is a       American Century Investment
secondary objective.                    Management, Inc.
----------------------------------------------------------------------------
Seeks capital growth.                   American Century Global
                                        Investment Management, Inc.
----------------------------------------------------------------------------
Seeks long-term capital growth.         American Century Investment
                                        Management, Inc.
----------------------------------------------------------------------------
Seeks long-term capital growth.         American Century Investment
Income is a secondary objective.        Management, Inc.
----------------------------------------------------------------------------
Pursues long-term total return using a  American Century Investment strategy that seeks to protect against  Management, Inc.
U.S. inflation.
----------------------------------------------------------------------------
Seeks investment returns that are       The Dreyfus Corporation
greater than the total return
performance of publicly traded
common stocks of medium-size
domestic companies in the aggregate,
as represented by the Standard &
Poor's MidCap 400(R) Index.
----------------------------------------------------------------------------


                        SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE
                        ----------------------------------------------------------------------------
                        DREYFUS VARIABLE INVESTMENT FUND  The portfolio seeks as high a level of
                        -- MONEY MARKET PORTFOLIO         current income as is consistent with the
                                                          preservation of capital and the
                                                          maintenance of liquidity. As a money
                                                          market fund, the portfolio is subject to
                                                          maturity, quality and diversification
                                                          requirements designed to help it
                                                          maintain a stable share price of $1.00.
                        ----------------------------------------------------------------------------
                        THE DREYFUS SOCIALLY RESPONSIBLE  Seeks capital growth, with current
                        GROWTH FUND, INC. -- INITIAL      income as a secondary objective.
                        SHARES
                        ----------------------------------------------------------------------------
DWS VARIABLE SERIES II  DWS STRATEGIC VALUE VIP           Seeks to achieve a high rate of total
                        (FORMERLY, DWS DREMAN HIGH        return.
                        RETURN EQUITY VIP) -- CLASS B
                        SHARES
                        ----------------------------------------------------------------------------
                        DWS DREMAN SMALL MID CAP          Seeks long-term capital appreciation.
                        VALUE VIP -- CLASS B SHARES

                        ----------------------------------------------------------------------------
                        DWS TECHNOLOGY VIP -- CLASS B     Seeks growth of capital.
                        SHARES
                        ----------------------------------------------------------------------------
EATON VANCE VARIABLE    VT FLOATING-RATE INCOME FUND      To provide a high level of current
TRUST                                                     income.
                        ----------------------------------------------------------------------------
                        VT WORLDWIDE HEALTH SCIENCES      Seeks long-term capital growth by
                        FUND                              investing in a worldwide and
                                                          diversified portfolio of health sciences
                                                          companies.
                        ----------------------------------------------------------------------------
FIDELITY(R) VARIABLE    VIP CONTRAFUND(R) PORTFOLIO --    Seeks long-term capital appreciation.
INSURANCE PRODUCTS      SERVICE CLASS 2
FUND









                        ----------------------------------------------------------------------------
                        VIP EQUITY-INCOME PORTFOLIO --    Seeks reasonable income. The fund
                        SERVICE CLASS 2                   will also consider the potential for
                                                          capital appreciation. The fund's goal is
                                                          to achieve a yield which exceeds the
                                                          composite yield on the securities
                                                          comprising the Standard & Poor's
                                                          500/SM/ Index (S&P 500(R)).
                        ----------------------------------------------------------------------------
                        VIP MID CAP PORTFOLIO -- SERVICE  Seeks long-term growth of capital.
                        CLASS 2

                        ----------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
-----------------------------------------------------------------------------
The portfolio seeks as high a level of    The Dreyfus Corporation
current income as is consistent with the
preservation of capital and the
maintenance of liquidity. As a money
market fund, the portfolio is subject to
maturity, quality and diversification
requirements designed to help it
maintain a stable share price of $1.00.
-----------------------------------------------------------------------------
Seeks capital growth, with current        The Dreyfus Corporation
income as a secondary objective.

-----------------------------------------------------------------------------
Seeks to achieve a high rate of total     Deutsche Investment Management
return.                                   Americas Inc.


-----------------------------------------------------------------------------
Seeks long-term capital appreciation.     Deutsche Investment Management
         Americas Inc. (subadvised by
                                          Dreman Value Management L.L.C.)
-----------------------------------------------------------------------------
Seeks growth of capital.                  Deutsche Investment Management
         Americas Inc.
-----------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
-----------------------------------------------------------------------------
Seeks long-term capital growth by         OrbiMed Advisors, LLC
investing in a worldwide and
diversified portfolio of health sciences
companies.
-----------------------------------------------------------------------------
Seeks long-term capital appreciation.     Fidelity Management & Research
                                          Company (FMR) (subadvised by
                                          FMR Co., Inc. (FMRC), Fidelity
                                          Research & Analysis Company
                                          (FRAC), Fidelity Management &
                                          Research (U.K.) Inc. (FMR U.K.),
                                          Fidelity International Investment
                                          Advisors (FIIA), Fidelity
                                          International Investment Advisors
                                          (U.K.) Limited (FIIA(U.K.)L), and
                                          Fidelity Investments Japan Limited
                                          (FIJ)
-----------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poor's
500/SM/ Index (S&P 500(R)).
-----------------------------------------------------------------------------
Seeks long-term growth of capital.        FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
-----------------------------------------------------------------------------


                    SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                    ------------------------------------------------------------------------------
FRANKLIN TEMPLETON  FRANKLIN INCOME SECURITIES FUND    Seeks to maximize income while
VARIABLE INSURANCE  -- CLASS 2 SHARES                  maintaining prospects for capital
PRODUCTS TRUST                                         appreciation. The fund normally
                                                       invests in both equity and debt
                                                       securities. The fund seeks income by
                                                       investing in corporate, foreign and
                                                       U.S. Treasury bonds as well as stocks
                                                       with dividend yields the manager
                                                       believes are attractive.
                    ------------------------------------------------------------------------------
                    FRANKLIN LARGE CAP GROWTH          Seeks capital appreciation. The fund
                    SECURITIES FUND -- CLASS 2 SHARES  normally invests at least 80% of its net assets in investments of large
                                                       capitalization companies, and normally
                                                       invests predominantly in equity
                                                       securities.
                    ------------------------------------------------------------------------------
                    FRANKLIN TEMPLETON VIP FOUNDING    Seeks capital appreciation, with
                    FUNDS ALLOCATION FUND -- CLASS 2   income as a secondary goal. The fund
                    SHARES/1/                          normally invests equal portions in
                                                       Class 1 shares of Franklin Income
                                                       Securities Fund; Mutual Shares
                                                       Securities Fund; and Templeton
                                                       Growth Securities Fund.
                    ------------------------------------------------------------------------------
                    MUTUAL SHARES SECURITIES FUND --   Seeks capital appreciation, with
                    CLASS 2 SHARES                     income as a secondary goal. The fund
                                                       normally invests primarily in U.S. and
                                                       foreign equity securities that the
                                                       manager believes are undervalued. The
                                                       fund also invests, to a lesser extent, in
                                                       risk arbitrage securities and distressed
                                                       companies.
                    ------------------------------------------------------------------------------
                    TEMPLETON FOREIGN SECURITIES       Seeks long-term capital growth. The
                    FUND -- CLASS 2 SHARES             fund normally invests at least 80% of
                                                       its net assets in investments of issuers
                                                       located outside the U.S., including
                                                       those in emerging markets, and
                                                       normally invests predominantly in
                                                       equity securities.
                    ------------------------------------------------------------------------------
                    TEMPLETON GROWTH SECURITIES        Seeks long-term capital growth. The
                    FUND -- CLASS 2 SHARES             fund normally invests primarily in
                                                       equity securities of companies located
                                                       anywhere in the world, including those
                                                       in the U.S. and in emerging markets.
                    ------------------------------------------------------------------------------
GE INVESTMENTS      TOTAL RETURN FUND -- CLASS 1       Seeks the highest total return,
FUNDS, INC.         SHARES                             composed of current income and
                                                       capital appreciation, as is consistent
                                                       with prudent investment risk.
                    ------------------------------------------------------------------------------
JPMORGAN INSURANCE  JPMORGAN INSURANCE TRUST CORE      Seeks to maximize total return by
TRUST               BOND PORTFOLIO -- CLASS 1          investing primarily in a diversified
                                                       portfolio of intermediate- and long-
                                                       term debt securities.
                    ------------------------------------------------------------------------------
                    JPMORGAN INSURANCE TRUST           Seeks capital growth over the long
                    DIVERSIFIED MID CAP GROWTH         term.
                    PORTFOLIO -- CLASS 1
                    ------------------------------------------------------------------------------

                                               ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                       AS APPLICABLE)
--------------------------------------------------------------------------------
Seeks to maximize income while             Franklin Advisers, Inc.
maintaining prospects for capital
appreciation. The fund normally
invests in both equity and debt
securities. The fund seeks income by
investing in corporate, foreign and
U.S. Treasury bonds as well as stocks
with dividend yields the manager
believes are attractive.
--------------------------------------------------------------------------------
Seeks capital appreciation. The fund       Franklin Advisers, Inc.
normally invests at least 80% of its net
assets in investments of large
capitalization companies, and normally
invests predominantly in equity
securities.
--------------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Templeton Services, LLC
income as a secondary goal. The fund       (the fund's administrator)
normally invests equal portions in
Class 1 shares of Franklin Income
Securities Fund; Mutual Shares
Securities Fund; and Templeton
Growth Securities Fund.
--------------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued. The
fund also invests, to a lesser extent, in
risk arbitrage securities and distressed
companies.
--------------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Investment Counsel, LLC
fund normally invests at least 80% of
its net assets in investments of issuers
located outside the U.S., including
those in emerging markets, and
normally invests predominantly in
equity securities.
--------------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Global Advisors Limited
fund normally invests primarily in
equity securities of companies located
anywhere in the world, including those
in the U.S. and in emerging markets.
--------------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and
capital appreciation, as is consistent
with prudent investment risk.
--------------------------------------------------------------------------------
Seeks to maximize total return by          JPMorgan Investment Advisors Inc.,
investing primarily in a diversified       an indirect, wholly-owned subsidiary
portfolio of intermediate- and long-       of JPMorgan Chase & Co.
term debt securities.
--------------------------------------------------------------------------------
Seeks capital growth over the long         JPMorgan Investment Advisors Inc.,
term.                                      an indirect, wholly-owned subsidiary
                                           of JPMorgan Chase & Co.
--------------------------------------------------------------------------------

                    /1/ Please see the provision in your prospectus under the
                        heading "Information about the Franklin Templeton VIP Founding Funds Allocation Fund" for important information about this fund.


                      SUBACCOUNT INVESTING IN                         INVESTMENT OBJECTIVE
                      ---------------------------------------------------------------------------------
                      JPMORGAN INSURANCE TRUST EQUITY      Seeks investment results that
                      INDEX PORTFOLIO -- CLASS 1           correspond to the aggregate price and
                                                           dividend performance of securities in
                                                           the Standard & Poor's 500 Composite
                                                           Stock Price Index (S&P 500 Index).
                      ---------------------------------------------------------------------------------
                      JPMORGAN INSURANCE TRUST             Seeks to provide high total return from
                      INTERNATIONAL EQUITY PORTFOLIO --    a portfolio of equity securities of
                      CLASS 1                              foreign companies. Total return
                                                           consists of capital growth and current
                                                           income.
                      ---------------------------------------------------------------------------------
                      JPMORGAN INSURANCE TRUST             Seeks to provide long-term capital
                      INTREPID GROWTH PORTFOLIO --         growth.
                      CLASS 1
                      ---------------------------------------------------------------------------------
                      JPMORGAN INSURANCE TRUST             Seeks long-term capital growth by
                      INTREPID MID CAP PORTFOLIO --        investing primarily in equity securities
                      CLASS 1                              of companies with intermediate
                                                           capitalizations.
                      ---------------------------------------------------------------------------------
                      JPMORGAN INSURANCE TRUST MID         Seeks capital appreciation with the
                      CAP VALUE PORTFOLIO -- CLASS 1       secondary goal of achieving current
                                                           income by investing in equity
                                                           securities.
                      ---------------------------------------------------------------------------------
                      JPMORGAN INSURANCE TRUST SMALL       Seeks capital growth over the long
                      CAP CORE PORTFOLIO -- CLASS 1        term.

                      ---------------------------------------------------------------------------------
                      JPMORGAN INSURANCE TRUST U.S.        Seeks to provide high total return from
                      EQUITY PORTFOLIO -- CLASS 1          a portfolio of selected equity securities.
                      (FORMERLY, JPMORGAN INSURANCE
                      TRUST DIVERSIFIED EQUITY PORTFOLIO)
                      ---------------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) INVESTORS GROWTH STOCK        The fund's investment objective is to
INSURANCE TRUST       SERIES -- SERVICE CLASS SHARES       seek capital appreciation. The fund's
                                                           objective may be changed without
                                                           shareholder approval.
                      ---------------------------------------------------------------------------------
                      MFS(R) STRATEGIC INCOME SERIES --    The fund's investment objective is to
                      SERVICE CLASS SHARES                 seek total return with an emphasis on
                                                           high current income, but also
                                                           considering capital appreciation. The
                                                           fund's objective may be changed
                                                           without shareholder approval.
                      ---------------------------------------------------------------------------------
                      MFS(R) TOTAL RETURN SERIES --        The fund's investment objective is to
                      SERVICE CLASS SHARES                 seek total return. The fund's objective
                                                           may be changed without shareholder
                                                           approval.
                      ---------------------------------------------------------------------------------
OPPENHEIMER VARIABLE  OPPENHEIMER CAPITAL                  Seeks capital appreciation by investing
ACCOUNT FUNDS         APPRECIATION FUND/VA -- SERVICE      in securities of well-known established
                      SHARES                               companies.
                      ---------------------------------------------------------------------------------
                      OPPENHEIMER MAIN STREET              Seeks high total return.
                      FUND/VA -- SERVICE SHARES
                      ---------------------------------------------------------------------------------
                      OPPENHEIMER MAIN STREET SMALL        Seeks capital appreciation.
                      CAP FUND/VA -- SERVICE SHARES
                      ---------------------------------------------------------------------------------

                                                ADVISER (AND SUB-ADVISER(S),
           INVESTMENT OBJECTIVE                       AS APPLICABLE)
---------------------------------------------------------------------------------
Seeks investment results that               JPMorgan Investment Advisors Inc.,
correspond to the aggregate price and       an indirect, wholly-owned subsidiary
dividend performance of securities in       of JPMorgan Chase & Co.
the Standard & Poor's 500 Composite
Stock Price Index (S&P 500 Index).
---------------------------------------------------------------------------------
Seeks to provide high total return from     JPMorgan Investment Management
a portfolio of equity securities of         Inc., an indirect, wholly-owned
foreign companies. Total return             subsidiary of JPMorgan Chase & Co.
consists of capital growth and current
income.
---------------------------------------------------------------------------------
Seeks to provide long-term capital          JPMorgan Investment Advisors Inc.,
growth.                                     an indirect, wholly-owned subsidiary
                                            of JPMorgan Chase & Co.
---------------------------------------------------------------------------------
Seeks long-term capital growth by           JPMorgan Investment Advisors Inc.,
investing primarily in equity securities    an indirect, wholly-owned subsidiary
of companies with intermediate              of JPMorgan Chase & Co.
capitalizations.
---------------------------------------------------------------------------------
Seeks capital appreciation with the         J.P. Morgan Investment Advisors
secondary goal of achieving current         Inc., an indirect, wholly-owned
income by investing in equity               subsidiary of JPMorgan Chase & Co.
securities.
---------------------------------------------------------------------------------
Seeks capital growth over the long          J.P. Morgan Investment Management
term.                                       Inc., an indirect, wholly-owned
                                            subsidiary of JPMorgan Chase & Co.
---------------------------------------------------------------------------------
Seeks to provide high total return from     JPMorgan Investment Advisors Inc.,
a portfolio of selected equity securities.  an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.

---------------------------------------------------------------------------------
The fund's investment objective is to       Massachusetts Financial Services
seek capital appreciation. The fund's       Company
objective may be changed without
shareholder approval.
---------------------------------------------------------------------------------
The fund's investment objective is to       Massachusetts Financial Services
seek total return with an emphasis on       Company
high current income, but also
considering capital appreciation. The
fund's objective may be changed
without shareholder approval.
---------------------------------------------------------------------------------
The fund's investment objective is to       Massachusetts Financial Services
seek total return. The fund's objective     Company
may be changed without shareholder
approval.
---------------------------------------------------------------------------------
Seeks capital appreciation by investing     OppenheimerFunds, Inc.
in securities of well-known established
companies.
---------------------------------------------------------------------------------
Seeks high total return.                    OppenheimerFunds, Inc.

---------------------------------------------------------------------------------
Seeks capital appreciation.                 OppenheimerFunds, Inc.

---------------------------------------------------------------------------------

                                                                                       ADVISER (AND SUB-ADVISER(S),
                 SUBACCOUNT INVESTING IN               INVESTMENT OBJECTIVE                   AS APPLICABLE)
                 ----------------------------------------------------------------------------------------------------
PIMCO VARIABLE   HIGH YIELD PORTFOLIO --      Seeks maximum total return,              Pacific Investment Management
INSURANCE TRUST  ADMINISTRATIVE CLASS SHARES  consistent with preservation of capital  Company LLC and prudent investment management.
                                              Invests at least 80% of its assets in a
                                              diversified portfolio of high yield
                                              securities ("junk bonds") rated below
                                              investment grade but rated at least Caa
                                              by Moody's or CCC by S&P, or, if
                                              unrated, determined by PIMCO to be
                                              of comparable quality, subject to a
                                              maximum of 5% of its total assets in
                                              securities rated Caa by Moody's or
                                              CCC by S&P, or, if unrated,
                                              determined by PIMCO to be of
                                              comparable quality.
                 ----------------------------------------------------------------------------------------------------
                 LOW DURATION PORTFOLIO --    Seeks maximum total return,              Pacific Investment Management
                 ADMINISTRATIVE CLASS SHARES  consistent with preservation of capital  Company LLC and prudent investment management.
                 ----------------------------------------------------------------------------------------------------

Not all of these Portfolios may be available in all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Service Center by calling:

                                 800.313.5282

                                or by writing:

                  Genworth Life Insurance Company of New York
                        Variable Annuity Service Center
                            6610 West Broad Street
                              Richmond, VA 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.